Segmentation - Summary of the Amount of Revenue from these Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Revenue from contracts with customers	€ 190,056	€ 145,453	€ 133,900
Total
Disclosure of major customers [line items]
Revenue from contracts with customers	61,621	15,585	51,424
Customer A
Disclosure of major customers [line items]
Revenue from contracts with customers	43,199
Customer B
Disclosure of major customers [line items]
Revenue from contracts with customers	€ 18,422
Customer D
Disclosure of major customers [line items]
Revenue from contracts with customers		€ 15,585	€ 51,424